Classification of operating expenses by nature (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of operating expense by nature
Details of classification of expenses by nature for the years ended December 31, 2025, 2024 and 2023 are as follows (in thousands):

	Year ended December 31,
	2025	2024	2023
Personnel expenses	$23,967	$33,322	$29,713
Depreciation and amortization	6,141	3,289	728
Depreciation of right-of-use assets	1,307	1,897	2,738
Taxes and dues	17,832	8,223	1,308
Fees and commissions	116,283	110,066	102,886
Advertising expenses	51,932	39,576	45,163
Other expenses	7,583	8,269	7,695
Total (1)	$225,045	$204,642	$190,231
(1)Represents the sum of cost of revenue, sales and marketing, research and development, and general and administrative expenses as presented in the consolidated statement of comprehensive income.